Share Based Compensation - Summary of share based compensation (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of share based compensation [Abstract]
Average performance factor used to calculate the accrual related to the anticipated fair value of the PSUs issue	189.00%	179.00%	189.00%	179.00%